Property Plant and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 17,712	$ 18,736	$ 17,712
Increases from business combinations		4,909	5,600	$ 6,191
Amount at end of year		19,085	18,736	17,712
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	75,168	52,404	75,168	70,064
Increases		4,909	5,600	6,191
Increases from business combinations		435
Translation effect		(655)	(290)	(1,455)
Adjustment for inflation		502	1,198	863
Decreases, reclassifications and other movements		(6,043)	(29,272)	(495)
Amount at end of year		51,552	52,404	75,168
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	54,636	32,948	54,636	51,803
Increases		2,992	2,771	3,252
Translation effect		(354)	(151)	(764)
Adjustment for inflation		270	639	453
Decreases, reclassifications and other movements		(4,230)	(24,947)	(108)
Amount at end of year		31,626	32,948	54,636
Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	20,532	19,456	20,532	18,261
Amount at end of year		19,926	19,456	20,532
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,340	1,355	1,340	1,395
Increases		1	1	1
Increases from business combinations		11
Translation effect		(81)	(43)	(178)
Adjustment for inflation		62	151	106
Decreases, reclassifications and other movements		(24)	(94)	16
Amount at end of year		1,324	1,355	1,340
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	688	715	688	700
Increases		27	29	28
Translation effect		(45)	(19)	(96)
Adjustment for inflation		34	80	57
Decreases, reclassifications and other movements		(28)	(63)	(1)
Amount at end of year		703	715	688
Land and buildings [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	652	640	652	695
Amount at end of year		621	640	652
Mining Property, Wells and Related Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	53,101	28,511	53,101	50,087
Increases		175	169	511
Increases from business combinations		184
Decreases, reclassifications and other movements		(1,174)	(24,759)	2,503
Amount at end of year		27,696	28,511	53,101
Mining Property, Wells and Related Equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	44,894	22,329	44,894	42,294
Increases		2,348	2,160	2,692
Decreases, reclassifications and other movements		(4,134)	(24,725)	(92)
Amount at end of year		20,543	22,329	44,894
Mining Property, Wells and Related Equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,207	6,182	8,207	7,793
Amount at end of year		7,153	6,182	8,207
Refinery equipment and petrochemical plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	8,911	9,331	8,911	8,677
Increases		125	95	99
Increases from business combinations		51
Decreases, reclassifications and other movements		555	325	135
Amount at end of year		10,062	9,331	8,911
Refinery equipment and petrochemical plants [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,858	6,230	5,858	5,494
Increases		389	372	364
Decreases, reclassifications and other movements			0	0
Amount at end of year		6,619	6,230	5,858
Refinery equipment and petrochemical plants [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	3,053	3,101	3,053	3,183
Amount at end of year		3,443	3,101	3,053
Transportation equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	677	728	677	528
Increases		17	28	6
Increases from business combinations		93
Translation effect		(31)	(12)	(55)
Adjustment for inflation		24	48	33
Decreases, reclassifications and other movements		178	(13)	165
Amount at end of year		1,009	728	677
Transportation equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	370	378	370	359
Increases		59	41	30
Translation effect		(19)	(8)	(36)
Adjustment for inflation		14	32	22
Decreases, reclassifications and other movements		(29)	(57)	(5)
Amount at end of year		403	378	370
Transportation equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	307	350	307	169
Amount at end of year		606	350	307
Materials and equipment in warehouse [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,439	1,563	1,439	1,195
Increases		867	1,263	1,282
Increases from business combinations		46
Translation effect		(10)	(4)	(19)
Adjustment for inflation		8	16	11
Decreases, reclassifications and other movements		(1,200)	(1,151)	(1,030)
Amount at end of year		1,274	1,563	1,439
Materials and equipment in warehouse [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,439	1,563	1,439	1,195
Amount at end of year		1,274	1,563	1,439
Drilling and work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,665	6,068	5,665	3,880
Increases		3,673	3,928	4,161
Increases from business combinations		50
Translation effect		(16)	(6)	(46)
Adjustment for inflation		12	24	27
Decreases, reclassifications and other movements		(4,376)	(3,543)	(2,357)
Amount at end of year		5,411	6,068	5,665
Drilling and work in progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	5,665	6,068	5,665	3,880
Amount at end of year		5,411	6,068	5,665
Exploratory Drilling in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	131	59	131	38
Increases		40	99	119
Decreases, reclassifications and other movements		(85)	(171)	(26)
Amount at end of year		14	59	131
Exploratory Drilling in Progress [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	131	59	131	38
Amount at end of year		14	59	131
Furniture, fixtures and installations [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	869	896	869	832
Increases		3	2	4
Translation effect		(18)	(7)	(30)
Adjustment for inflation		14	31	18
Decreases, reclassifications and other movements		23	1	45
Amount at end of year		918	896	869
Furniture, fixtures and installations [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	786	800	786	761
Increases		40	39	36
Translation effect		(11)	(5)	(27)
Adjustment for inflation		9	22	16
Decreases, reclassifications and other movements	(42)	(10)
Amount at end of year		828	800	786
Furniture, fixtures and installations [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	83	96	83	71
Amount at end of year		90	96	83
Selling equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	1,382	1,565	1,382	1,343
Decreases, reclassifications and other movements		37	183	39
Amount at end of year		1,602	1,565	1,382
Selling equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	981	1,041	981	925
Increases		75	72	64
Decreases, reclassifications and other movements		(1)	(12)	(8)
Amount at end of year		1,115	1,041	981
Selling equipment [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	401	524	401	418
Amount at end of year		487	524	401
Infrastructure for Natural Gas Distribution [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	810	1,375	810	1,159
Translation effect		(399)	(176)	(904)
Adjustment for inflation		304	746	537
Decreases, reclassifications and other movements		40	(5)	18
Amount at end of year		1,320	1,375	810
Infrastructure for Natural Gas Distribution [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	411	711	411	586
Increases		26	25	10
Translation effect		(205)	(89)	(455)
Adjustment for inflation		157	376	270
Decreases, reclassifications and other movements		(1)	(12)	0
Amount at end of year		688	711	411
Infrastructure for Natural Gas Distribution [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	399	664	399	573
Amount at end of year		632	664	399
Other Property [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	843	953	843	930
Increases		8	15	8
Translation effect		(100)	(42)	(223)
Adjustment for inflation		78	182	131
Decreases, reclassifications and other movements		(17)	(45)	(3)
Amount at end of year		922	953	843
Other Property [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	648	744	648	684
Increases		28	33	28
Translation effect		(74)	(30)	(150)
Adjustment for inflation		56	129	88
Decreases, reclassifications and other movements		(27)	(36)	(2)
Amount at end of year		727	744	648
Other Property [member] | Net book value of property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 195	209	195	246
Amount at end of year		$ 195	$ 209	$ 195